Taxation - Movements of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance
Balance at the beginning of the year	¥ 134,534	¥ 120,703	¥ 89,713
Allowance made during the year	15,658	18,271	30,990
Reduction due to unrealized NOLs and adjustments	¥ (5,656)
Decrease due to disposal of subsidiaries		¥ (4,440)
Balance at end of year	¥ 144,536	¥ 134,534	¥ 120,703